Annual Total Returns- JPMorgan Hedged Equity Fund (R5 R6 Shares) [BarChart] - R5 R6 Shares - JPMorgan Hedged Equity Fund - Class R5	2014	2015	2016	2017	2018	2019	2020
Total	9.88%	(1.27%)	9.78%	12.92%	(0.51%)	13.45%	14.23%